Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,916,880.17

Principal:
Principal Collections	$33,110,501.25
Prepayments in Full	$38,779,290.45
Liquidation Proceeds	$315,209.17
Recoveries	$0.00
Sub Total	$72,205,000.87
Collections	$77,121,881.04

Purchase Amounts:
Purchase Amounts Related to Principal	$161,766.10
Purchase Amounts Related to Interest	$768.25
Sub Total	$162,534.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$77,284,415.39

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$77,284,415.39
Servicing Fee	$1,244,071.12	$1,244,071.12	$0.00	$0.00	$76,040,344.27
Interest - Class A-1 Notes	$34,750.07	$34,750.07	$0.00	$0.00	$76,005,594.20
Interest - Class A-2 Notes	$215,960.00	$215,960.00	$0.00	$0.00	$75,789,634.20
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$75,476,991.70
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$75,329,953.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$75,329,953.20
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$75,262,479.45
Second Priority Principal Payment	$26,740,954.92	$26,740,954.92	$0.00	$0.00	$48,521,524.53
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$48,471,538.70
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$16,901,538.70
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$16,838,398.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,838,398.70
Regular Principal Payment	$129,245,623.26	$16,838,398.70	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$77,284,415.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$26,740,954.92
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$16,838,398.70
Total					$75,149,353.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$75,149,353.62	$215.95	$34,750.07	$0.10	$75,184,103.69	$216.05
Class A-2 Notes	$0.00	$0.00	$215,960.00	$0.40	$215,960.00	$0.40
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$75,149,353.62	$46.67	$890,990.65	$0.55	$76,040,344.27	$47.22

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$187,556,578.18	0.5389557	$112,407,224.56	0.3230093
Class A-2 Notes	$539,900,000.00	1.0000000	$539,900,000.00	1.0000000
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,449,626,578.18	0.9003500	$1,374,477,224.56	0.8536754

Pool Information
Weighted Average APR	4.170%	4.133%
Weighted Average Remaining Term	53.53	52.61
Number of Receivables Outstanding	67,688	65,173
Pool Balance	$1,492,885,349.71	$1,420,413,206.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,429,919,892.43	$1,359,745,623.26
Pool Factor	0.9068690	0.8628451

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$21,306,198.10
Yield Supplement Overcollateralization Amount	$60,667,583.28
Targeted Overcollateralization Amount	$73,742,794.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,935,981.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		217	$105,376.20
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$105,376.20
Cumulative Net Losses Last Collection Period			$21,295.60
Cumulative Net Losses for all Collection Periods			$126,671.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.08%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.59%	381	$8,431,297.13
61-90 Days Delinquent	0.05%	25	$713,938.85
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.64%	406	$9,145,235.98

Repossession Inventory:
Repossessed in the Current Collection Period		21	$552,729.97
Total Repossessed Inventory		27	$732,194.12

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0006%
Preceding Collection Period			0.0161%
Current Collection Period			0.0868%
Three Month Average			0.0345%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0014%
Preceding Collection Period			0.0236%
Current Collection Period			0.0384%
Three Month Average			0.0211%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer